Other income (Tables)	6 Months Ended
Jun. 30, 2026
Other Income
Schedule of other income
	For six months ended June 30,
	2025	2026	2026
	S$	S$	US$

Government grant	11,064	22,799	17,618
Miscellaneous Revenue	2,044	2,050	1,584
Others	207,627	1,316,152	1,017,040
	220,735	1,341,001	1,036,242